Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	HUSSMAN INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001110502
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Hussman Strategic Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	HUSSMAN STRATEGIC GROWTH FUND (the "Fund") seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND'S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment manager's contractual agreement to defer its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's portfolio will typically be fully invested in common stocks favored by Hussman Strategic Advisors, Inc., the Fund's investment manager, except for modest cash balances arising in connection with the Fund's day-to-day operations. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures, or effect short sales of exchange traded funds ("ETFs"), to reduce the exposure of the Fund's stock portfolio to the impact of general market fluctuations. When market conditions are viewed as favorable, the Fund may use options to increase its exposure to the impact of general market fluctuations.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary consideration used in assessing a stock's valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. The analysis of market action includes measurements of price behavior and trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered by the investment manager are "valuation" and "market action." In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their current market prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to intentionally "leverage" or increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or "hedge" the exposure of the Fund's stock portfolio to the impact of general market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for "leveraging" or increasing stock market exposure may include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 150% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 50% of the value of the Fund's net assets at the time of investment.

Specific strategies for reducing or "hedging" market exposure may include buying put options on individual stocks or stock indices, writing covered call options on stocks which the Fund owns or call options on stock indices, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund's portfolio. In addition, the Fund may seek to hedge by effecting short sales of ETFs. The Fund may use these strategies to hedge up to 100% of the value of the stocks that it owns. However, the Fund may experience a loss even when the entire value of its stock portfolio is hedged if the returns of the stocks held by the Fund do not exceed the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund's call and put options differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index.

To the extent the Fund establishes leveraged and hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of a market cycle. When market conditions are favorable in the view of the investment manager, the use of options to increase the Fund's market exposure may amplify the sensitivity of the Fund's returns to general market fluctuations for meaningful periods of time, and the Fund may experience a net loss of time-value on purchased options. When market conditions are unfavorable in the view of the investment manager, the Fund may experience limited, zero, or possibly negative correlation with general market fluctuations for meaningful periods of time, and may experience a net loss of time-value on purchased options.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund's portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The primary intent of the Fund's hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include indices of U.S. stocks such as the Standard & Poor's 500 Index.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of U.S. common stocks, as well as a widely used benchmark for growth-oriented investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund's long-term investment performance. However, the Fund may invest in securities that are not included in the S&P 500 Index, and may vary its exposure to market fluctuations depending on the investment manager's view of market conditions. As a result, the Fund's investment returns may differ from the performance of major stock market indices, particularly over the short term.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Due to the investment program employed by the Fund and the types of securities in which it invests, the Fund is designed for investors who are investing for the long term.

The principal risks of the Fund are the risks generally associated with investing in stocks. General stock market movements will affect the prices of stocks in which the Fund invests and thus, the Fund's share price, on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events, or general economic conditions. The value of an individual stock may fluctuate due to conditions that are not specifically related to the particular company, such as investor perceptions of the company or its industry, or real or perceived adverse market and political conditions. Global economies and financial markets are increasingly interconnected. As a result, foreign economic and political events may adversely affect U.S. securities markets and the prices of securities held by the Fund. In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board, as well as many foreign governments and their central banks, have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity in such markets and securities in which the Fund invests. The withdrawal of this support or investor perceptions that these actions are not succeeding could negatively affect financial markets generally. There is the risk that future actions by foreign governments or by the U.S. Government to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could result in increased volatility and less liquidity in U.S. financial markets and securities in which the Fund invests. Political events within the United States and abroad, including the U.S. Government's ongoing inability to implement a long-term budget and deficit reduction plan, uncertainty surrounding the sovereign debt of European Union members and the viability of the European Union, could negatively impact the financial markets and the performance of the Fund. In addition, international trade tensions and the implementation by the U.S. or other countries of tariffs (or other trade restrictions, including economic sanctions) may increase the volatility of or adversely affect the prices of securities held by the Fund and thus, adversely affect the Fund's investment performance.

The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential for appreciation in value of the securities in which the Fund invests. The investment program of the Fund includes the use of certain hedging strategies and techniques that are not employed by traditional mutual funds and there is no assurance that these strategies will be successful. The hedging strategies used to vary the Fund's exposure to general market fluctuations over the course of the market cycle may adversely impact the investment performance of the Fund, particularly during times when the stock market is generally rising. Also, because the Fund's exposure to market fluctuations will vary depending on the investment manager's assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as "tracking risk." For example, if the Fund has taken a defensive investment posture by hedging all or a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged and the Fund may experience a loss. Alternatively, if the Fund has leveraged a portion of the exposure of its portfolio in a climate which has historically been favorable for stocks and stock prices decline, the Fund may experience investment losses that are greater than if the Fund had not leveraged its exposure. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1½ times as it would if the Fund had not leveraged its exposure to stocks.

From time to time the Fund may maintain weightings in particular business sectors that deviate significantly from the weightings of those sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share. Business sectors that the Fund may emphasize from time to time may include, but are not limited to, the Information Technology, Health Care and Consumer Discretionary sectors. The value of securities of companies in the Information Technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products. Companies in the Health Care sector are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations. The prices of securities of companies in the Consumer Discretionary sector may be significantly affected adversely by, among other things, overall economic conditions, interest rates, consumer confidence and disposable income. As of September 30, 2018, the Fund had 26.7% of the value of its stock portfolio invested in stocks of companies in the Consumer Discretionary sector. As of such date, the Consumer Discretionary sector was the fourth largest sector in the S&P 500 Index, representing 13.1% of such Index.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the exposure of the Fund's stock portfolio are primarily intended to reduce the impact of general market fluctuations on the Fund's portfolio, but such techniques involve certain risks and may adversely impact the investment performance of the Fund. For example, a hedge might not actually correlate well to the price movements of the Fund's stock investments and may have an unexpected or undesirable result, such as a loss or a reduction in gains. The Fund may experience a loss even when it is "fully hedged," if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund's call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund's hedging positions are primarily intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index. For this reason, the hedging strategies used by the Fund do not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged. The use of these strategies may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund.

Various technologies are used by the investment manager and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund's operations (including services available to shareholders and the Fund's investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss. Similar types of risk are also present for the issuers of securities in which the Fund invests, which could adversely impact such issuers and cause the Fund's investments in these securities to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund's performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-HUSSMAN (1-800-487-7626)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hussmanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is –3.83%.

During the periods shown in the bar chart, the highest return for a quarter was 7.25% during the quarter ended September 30, 2011 and the lowest return for a quarter was –12.93% during the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Hussman Strategic Growth Fund | Hussman Strategic Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSGFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee (as a percentage of amount exchanged, if applicable)	rr_ExchangeFeeOverRedemption	1.50%
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.29%	[3]
One Year	rr_ExpenseExampleYear01	$ 131
Three Years	rr_ExpenseExampleYear03	426
Five Years	rr_ExpenseExampleYear05	742
Ten Years	rr_ExpenseExampleYear10	$ 1,639
Annual Return 2008	rr_AnnualReturn2008	(9.02%)
Annual Return 2009	rr_AnnualReturn2009	4.63%
Annual Return 2010	rr_AnnualReturn2010	(3.62%)
Annual Return 2011	rr_AnnualReturn2011	1.64%
Annual Return 2012	rr_AnnualReturn2012	(12.62%)
Annual Return 2013	rr_AnnualReturn2013	(6.62%)
Annual Return 2014	rr_AnnualReturn2014	(8.50%)
Annual Return 2015	rr_AnnualReturn2015	(8.40%)
Annual Return 2016	rr_AnnualReturn2016	(11.49%)
Annual Return 2017	rr_AnnualReturn2017	(12.72%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.93%)
1 Year	rr_AverageAnnualReturnYear01	(12.72%)
5 Years	rr_AverageAnnualReturnYear05	(9.57%)
10 Years	rr_AverageAnnualReturnYear10	(6.83%)
Hussman Strategic Growth Fund | After Taxes on Distributions | Hussman Strategic Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.83%)
5 Years	rr_AverageAnnualReturnYear05	(9.71%)
10 Years	rr_AverageAnnualReturnYear10	(7.14%)
Hussman Strategic Growth Fund | After Taxes on Distributions and Sales | Hussman Strategic Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.12%)
5 Years	rr_AverageAnnualReturnYear05	(6.89%)
10 Years	rr_AverageAnnualReturnYear10	(4.46%)
Hussman Strategic Growth Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Hussman Strategic Total Return Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	HUSSMAN STRATEGIC TOTAL RETURN FUND (the "Fund") seeks to achieve long-term total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND'S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment manager's contractual agreement to defer its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in fixed-income securities, such as U.S. Treasury bonds, notes and bills, Treasury inflation-protected securities, U.S. Treasury Strips, U.S. Government agency securities (primarily mortgage-backed securities), and investment grade corporate debt rated BBB or higher by Standard & Poor's Global Ratings or Baa or higher by Moody's Investors Service, Inc., or having an equivalent rating from another independent rating organization. When market conditions favor wider diversification in the view of Hussman Strategic Advisors, Inc., the Fund's investment manager, the Fund may invest up to 30% of its net assets in securities outside of the U.S. fixed-income market, such as utility and other energy-related stocks, precious metals and mining stocks, shares of real estate investment trusts ("REITs"), shares of exchange traded funds ("ETFs") and other similar instruments, and foreign government debt securities, including debt issued by governments of emerging market countries. In addition, the Fund may use foreign currency options and futures and currency ETFs to establish or modify the portfolio's exposure to currencies other than the U.S. dollar. The Fund may make limited use of Treasury debt options and futures to manage the Fund's exposure to interest rate risk.

The Fund's principal investment strategies emphasize strategic management of the average interest rate sensitivity ("duration") of portfolio holdings, the Fund's exposure to changes in the yield curve, and allocation among fixed-income alternatives and inflation hedges. The interest rate sensitivity (duration) of a bond is related to the average date at which an investor receives payment of principal and interest. Under normal market conditions, the duration of the Fund's portfolio is expected to range between 1 year and 15 years. In its most aggressive stance (a duration of 15 years), the Fund's net asset value could be expected to fluctuate by approximately 15% in response to a 1% (100 basis point) change in the general level of interest rates.

The investment manager believes that return/risk characteristics in the fixed-income market differ significantly across varying market conditions. The two most important dimensions considered by the investment manager are "valuation" and "market action." In the fixed income market, favorable valuation means that yields on long-term bonds appear reasonable in relation to inflation, short-term interest rates, economic growth, and yields available on competing assets, such as utility stocks and foreign bonds. Market action considers the behavior of a wide range of yields and prices, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition to these measures, the investment manager considers economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different bond market performance in terms of return/risk. The specific profile of yield behavior (such as changes in the yield curve or credit spreads) is also an important factor. The investment manager believes that foreign government debt and precious metals stocks are favored when "real" U.S. interest rates (nominal interest rates minus inflation) are declining relative to "real" foreign interest rates.

The investment manager generally will increase the exposure of the Fund to interest rate risk in environments where the return expected to be derived from that risk is high, and generally will reduce exposure to interest rate risk when the return expected to be derived from that risk is unfavorable. The investment manager will also purchase utility and other energy-related stocks, precious metals stocks, shares of REITs, and foreign government debt when market conditions are believed to favor such diversification. There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Specific strategies for increasing interest rate exposure include the purchase of long-term bonds, Treasury zero-coupon bonds and Treasury interest strips, which exhibit magnified price movements in response to interest rate changes. The Fund will not invest more than 30% of its net assets in Treasury zero-coupon bonds and Treasury interest strips.

Specific strategies for reducing or "hedging" interest rate exposure include the purchase of short-term notes and bills, which exhibit limited price movements in response to interest rate changes. The Fund may also purchase put options and write call options on Treasury securities to hedge the interest rate risk of long-term bonds in its portfolio. In addition, the Fund may seek to hedge by effecting short sales of ETFs. The total notional value of the Fund's hedge positions (the dollar value of Treasury securities represented by put and call options held by the Fund) is not expected to exceed the total value of fixed-income securities held by the Fund having remaining maturities of 5 years or more, so that the most defensive position expected by the Fund will be a "fully hedged" position in which the entire value of intermediate and long-term fixed-income securities held by the Fund is protected. However, the Fund may experience a loss even when the entire value of its fixed-income portfolio is hedged if the securities held by the Fund do not exceed the returns of the securities and financial instruments used to hedge.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Due to the investment program employed by the Fund and the types of securities in which it invests, the Fund is designed for investors who are investing for the long term.

The principal risks of the Fund are the risks generally associated with investing in fixed-income securities. Global economies and financial markets are increasingly interconnected. As a result, economic and political events within the U.S. or another country may adversely affect securities markets in which the Fund invests and the prices of securities held by the Fund that trade in those markets. In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board (the "Federal Reserve"), as well as many foreign governments and their central banks have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Following the financial crisis, the Federal Reserve kept the federal funds rate near 0% and purchased large quantities of U.S. Government securities in the open market ("Quantitative Easing"). The decision by the Federal Reserve in 2017 to raise the federal funds rate and taper Quantitative Easing, and the possibility that interest rates will continue to rise, may cause the Fund to experience a heightened level of interest rate risk. There is a risk that future policy changes by the U.S. Government and other governments to stimulate or stabilize economic growth could result in increased volatility and less liquidity in the financial markets. In addition, political events within the United States and abroad, including the U.S. Government's ongoing inability to implement a long-term budget and deficit reduction plan, uncertainty surrounding sovereign debt of a number of European Union members and the viability of the European Union, have disrupted, and may in the future, disrupt markets in the U.S. and around the world. At times there may be an imbalance of supply and demand in the fixed income market, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of transparency.

The success of the Fund's investment strategies depends largely on the investment manager's skill in assessing the potential returns of the securities in which the Fund invests. The investment program of the Fund includes the use of certain hedging strategies and alternatives to fixed-income securities that are not employed by traditional mutual funds and there is no assurance that these strategies will be successful. The use of these strategies may adversely impact the investment performance of the Fund and may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund. Also, because the Fund's investment position at any given time will range from aggressive to defensive depending on the investment manager's assessment of the current conditions within the fixed-income market, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as "tracking risk." For example, if the Fund has taken a defensive investment posture by shortening the average maturity of its portfolio and interest rates decline, the return to investors in the Fund will be lower than if the portfolio had maintained a longer average maturity. Alternatively, if the Fund has increased the average maturity of its portfolio, an increase in interest rates will magnify the Fund's investment losses.

The primary risks of investing in the Fund include the following:

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. When interest rates rise, the fixed-income securities in the Fund's portfolio are likely to decline in price. Such price declines will be greater during periods in which the Fund's portfolio emphasizes long-term debt, which has greater interest rate risk than short-term debt. With the cessation of certain market support activities by the Federal Reserve, the Fund may face a heightened level of interest rate risk as rates across the financial system rise.

Due to the long duration of Treasury zero-coupon bonds and Treasury interest strips, these securities are highly sensitive to interest rate fluctuations. The Fund's ownership of these securities in a period of rising interest rates could cause a greater decline in the value of Fund shares than if the Fund held coupon-bearing securities of a similar maturity. In addition, even though Treasury zero-coupon bonds and Treasury interest strips do not pay current income in cash, the Fund will be required to recognize interest income from these securities over the life of the investments and to distribute this income on a current basis, which may be taxable to shareholders.

Call Risk. Some fixed-income securities give the issuer the option to call, or redeem, those securities before their maturity dates. If an issuer calls a security during a period of declining interest rates, the Fund might not benefit from an increase in the value of the security, and might have to reinvest the proceeds in a security offering a lower yield.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security fails to make scheduled principal or interest payments, or if the credit rating of the issuer or guarantor is downgraded. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Foreign government bonds are subject to the additional risks associated with foreign investments. In the event of a default by a foreign governmental entity on a debt obligation, the Fund may have few or no effective legal remedies for recovering principal and interest owed on the obligation. Other types of fixed income securities held by the Fund are subject to varying degrees of credit risk. Corporate bonds and foreign government bonds have the greatest degree of credit risk of the fixed-income securities in which the Fund may invest. Issuers of corporate bonds may not be able to pay their principal and interest payments when due.

Securities rated in the lowest of the investment-grade categories (BBB/Baa or an equivalent rating) are considered to be more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay principal or interest, especially during periods of economic uncertainty or downturn. The Fund's investment grade determination is made at the time of purchase. If a security's rating is reduced below investment grade, the Fund is not required to liquidate the position. When a security's rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Tracking Risk. Because the investment manager will actively manage the portfolio of the Fund in response to changing market conditions, the performance of the Fund may vary substantially from the performance of a passive bond index. These differences in performance may be accentuated due to investments by the Fund in utility and energy-related stocks, precious metals stocks, shares of REITs, and foreign government bonds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell in the secondary market, possibly preventing the Fund from selling such investments at prices approximating those at which the Fund values them or at the times it desires to do so. This may adversely affect the Fund's net asset value. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances. Liquidity risk may result from the lack of an active market in a security or a reduced number and capacity of traditional market participants to make a market in a security, and may be magnified in a rising interest rate environment or in other circumstances where higher than normal investor redemptions of shares of fixed-income mutual funds causes an increased supply of fixed-income securities in the market due to a high level of sales of such securities by those funds. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," (i.e., buy or sell a security at the quoted bid and ask price, respectively) are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. The Fund's investments in foreign government debt are expected to have the greatest exposure to liquidity risk because the markets for these investments are generally less liquid than the market for U.S. Government securities. The Fund will not invest more than 15% of the value of its net assets in securities and other investments that are illiquid.

Derivatives Risk. The Fund may use options and futures on U.S. Treasury securities to manage interest rate risk. The Fund may also use foreign currency options and futures to establish or modify the portfolio's exposure to non-U.S. dollar-denominated currencies. These instruments are described in greater detail in the Statement of Additional Information ("SAI"). The techniques used by the Fund to hedge interest rate risk are intended by the investment manager to protect against capital depreciation in the portfolio, but such techniques involve certain risks and may adversely impact the value of the Fund's investments. For example, a hedge using Treasury derivatives might not actually correlate well to the price movements of the fixed-income securities held by the Fund. When call or put options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying the options are unchanged. When Treasury call options are written by the Fund, it is possible that the Fund may experience a reduction in gains in the event that interest rates decline. When the Fund purchases and writes foreign currency options and futures in order to establish or modify the portfolio's exposure to non-U.S. dollar-denominated currencies, it is possible that the Fund may experience a loss in the event of a decline in the value of the underlying foreign currency.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-related securities have been subject to greater illiquidity risk. Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

Foreign Investment Risk. The Fund may invest up to 30% of its net assets in debt securities issued by foreign governments. Securities issued by foreign governments, which may be traded principally in markets outside the United States, are subject to greater fluctuation in value and risks than securities of U.S. issuers traded in the U.S. markets. Political changes, changes in taxation, or currency controls could adversely affect the values of these investments. Foreign economies may also be less stable. For example, European Union member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the United Kingdom opted to leave the European Union, and in March 2017, the United Kingdom triggered the withdrawal procedures which began a period during which the terms of the United Kingdom's exit from the European Union is being negotiated. There is considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the European Union. As a consequence of this vote and the withdrawal process, there may be an extended period of political and economic uncertainty and market volatility in the United Kingdom, other European Union countries, and the broader global economy that could adversely impact the prices and liquidity of securities held by the Fund.

Foreign securities are generally denominated in the currency of a foreign country, and are subject to the risk that the currency will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, trade balances, intervention (or lack thereof) by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls or other political developments. In addition to purchasing foreign government bonds, the Fund may use foreign currency options and futures and currency ETFs to establish or modify the portfolio's exposure to non-U.S. dollar-denominated currencies. The Fund's expected use of foreign currency options will be to simultaneously purchase call options and write put options on currencies which the Fund seeks to own. Alternatively, the Fund may purchase currency futures contracts. The use of options and futures contracts on a foreign currency is intended to simulate the purchase of a short-term debt security denominated in such foreign currency. If the Fund holds foreign bonds directly, it does not expect to hedge against fluctuations in the value of foreign currencies underlying the bonds.

Emerging Markets Risk. The risks of foreign investments are significantly greater for investments in emerging market countries. Currently, emerging markets include, among others, most African, Asian, Eastern European, Middle Eastern and South and Central American nations. These countries may have sovereign ratings that are below investment grade or are unrated. The Fund will be subject to the risk that the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal and interest when due. Investments in emerging markets are typically less liquid and are especially subject to greater price volatility. Rapid changes in inflation rates may have a negative impact on the economies and securities markets of certain emerging market countries. Many emerging market countries are subject to a substantial degree of economic, political and social instability. Unanticipated political or social developments may result in sudden and significant investment losses. The governments of certain Asian countries actively manage their currencies relative to the U.S. dollar, rather than at levels determined by the market, which may have an adverse impact on foreign investments. Investing in emerging market countries involves greater risk of loss due to expropriation, confiscation of assets or the imposition of restrictions on foreign investments and on repatriation of capital invested. These risks are not normally associated with investments in more developed countries.

Stock Investment and Sector Risks. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, general economic conditions and investors' perceptions of the company, its industry or the overall stock market. General stock market movements will affect the values of the Fund's investments in utility and other energy-related stocks, precious metals stocks, shares of REITs and shares of ETFs, which may comprise a significant portion of the Fund's net assets depending on market conditions. Investments in utility stocks are subject to special risks due to government regulation, which may reduce a utility's return on invested capital and limit its ability to finance capital spending or to pass cost increases through to consumers. Stocks of utilities may also be more sensitive to changes in interest rates than other types of equity investments. Investments in energy-related stocks are subject to the risks of obsolescence of existing technology, fluctuations in energy prices, supply and demand, the success of exploration projects and government regulations and policies. Prices of precious metals stocks can be influenced by a variety of global economic, financial and political factors and may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. REITs are generally subject to the risks associated with investing in real estate, which include, without limitation, possible declines in the value of real estate; adverse conditions in the real estate rental market; adverse general and local economic conditions; possible lack of availability of mortgage funds; overbuilding in a particular market; changes in interest rates; and environmental problems.

From time to time the Fund may maintain weightings in particular business sectors that deviate significantly from the weightings of those sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share.

Exchange Traded Fund Risk. Investments in ETF shares are subject to the risks that: (1) an active trading market for shares may not develop or be maintained; (2) an ETF's share price may not track its specified market index and may trade below its net asset value; (3) ETFs in which the Fund invests generally are not actively managed and do not attempt to take defensive positions in volatile or declining markets; (4) trading of shares may be temporarily halted under rules of the listing exchange as a result of "circuit breakers" that are triggered by significant share price declines or if the listing exchange deems a trading halt appropriate; and (5) shares may be delisted from trading on an exchange.

Market Capitalization Risk. The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

Technology and Cybersecurity Risk. Various technologies are used by the investment manager and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund's operations (including services available to shareholders and the Fund's investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss. Similar types of risk are also present for the issuers of securities in which the Fund invests, which could adversely impact such issuers and cause the Fund's investments in these securities to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund's performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-HUSSMAN (1-800-487-7626)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hussmanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is –2.96%.

During the periods shown in the bar chart, the highest return for a quarter was 6.68% during the quarter ended March 31, 2016 and the lowest return for a quarter was -6.45% during the quarter ended June 30, 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTRX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee (as a percentage of amount exchanged, if applicable)	rr_ExchangeFeeOverRedemption	1.50%
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.80%	[4]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	260
Five Years	rr_ExpenseExampleYear05	453
Ten Years	rr_ExpenseExampleYear10	$ 1,012
Annual Return 2008	rr_AnnualReturn2008	6.34%
Annual Return 2009	rr_AnnualReturn2009	5.84%
Annual Return 2010	rr_AnnualReturn2010	7.03%
Annual Return 2011	rr_AnnualReturn2011	4.00%
Annual Return 2012	rr_AnnualReturn2012	1.14%
Annual Return 2013	rr_AnnualReturn2013	(8.37%)
Annual Return 2014	rr_AnnualReturn2014	3.78%
Annual Return 2015	rr_AnnualReturn2015	(1.01%)
Annual Return 2016	rr_AnnualReturn2016	8.03%
Annual Return 2017	rr_AnnualReturn2017	1.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.45%)
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	0.58%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Hussman Strategic Total Return Fund | After Taxes on Distributions | Hussman Strategic Total Return Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	2.00%
Hussman Strategic Total Return Fund | After Taxes on Distributions and Sales | Hussman Strategic Total Return Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Hussman Strategic Total Return Fund | BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Hussman Strategic International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	HUSSMAN STRATEGIC INTERNATIONAL FUND (the "Fund") seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND'S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment manager's contractual agreement to defer its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests principally in equity securities of companies that derive a majority of their revenues or profits from, or have a majority of their assets in, a country or countries other than the U.S. The Fund may invest in all types of equity securities, including common stock, preferred and convertible preferred stocks, warrants and rights. When market conditions are unfavorable in the view of Hussman Strategic Advisors, Inc., the Fund's investment manager, the Fund may use swaps, index options and index futures, or effect short sales of exchange traded funds ("ETFs"), to reduce the exposure of the Fund's stock portfolio to the impact of general market fluctuations or to market fluctuations within a specific country or geographic region.

The Fund invests principally in equity securities issued by companies in developed countries, but may also invest in emerging markets in developing countries. There are no restrictions as to the market capitalizations of companies in which the Fund invests. The Fund may invest in American Depositary Receipts (ADRs) listed on U.S. stock exchanges and depositary receipts listed on foreign stock exchanges. These securities represent ownership interests in the securities of non-U.S. issuers. The Fund may invest up to 30% of its net assets in shares of ETFs and similar investment vehicles that invest principally in foreign equity securities.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary consideration used in assessing a stock's valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. The analysis of market action includes measurements of price behavior and trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered by the investment manager are "valuation" and "market action." In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their current market prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold an unhedged, fully-invested position in equity securities in environments where the expected return from market risk is believed to be high, and may reduce or "hedge" the exposure of the Fund's stock portfolio to the impact of general market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or "hedging" market exposure may include entering into swaps, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund's portfolio. In addition, the Fund may seek to hedge by effecting short sales of ETFs. The Fund may use these strategies to hedge up to 100% of the value of the stocks that it owns. However, the Fund may experience a loss even when the entire value of its stock portfolio is hedged if the returns of the stocks held by the Fund do not exceed the returns of the securities and financial instruments used to hedge. In addition, to the extent the Fund establishes hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of a market cycle. When market conditions are unfavorable in the view of the investment manager, the Fund may experience limited, zero, or possibly negative correlation with general market fluctuations for meaningful periods of time, and may experience a net loss of time-value on purchased options.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund's portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The primary intent of the Fund's hedging strategy is to reduce the impact of general market fluctuations when global stock market conditions generally or within a specific country, geographic region or industry sector are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include foreign stock indices and indices of U.S. stocks such as the Standard & Poor's 500 Index. The instruments used to hedge foreign stock markets may hedge equity risk with or without hedging currency risk. The Fund has the discretion to enter into foreign currency contracts or currency index futures to hedge against the adverse impact of changes in foreign exchange rates on its investments and transactions in foreign securities. The Fund may also seek to hedge against currency fluctuations by holding positions in index futures that are denominated in U.S. dollars. Positions that separately hedge market risk and currency risk are netted as single positions for the purposes of calculating the notional value of the Fund's hedges. In order to enhance the ability of the Fund to implement hedging strategies during market conditions that are viewed as unfavorable by the investment manager, the Fund may maintain a significant portion of its assets in cash and money market securities as may be needed in connection with its hedging strategies.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector or countries within a specific geographic region may be affected by valuation considerations and other investment characteristics of that sector or region. As a result, the Fund's investments in various business sectors or geographic regions generally will change over time, and a significant allocation to any particular sector or region does not represent an investment policy or investment strategy to invest in that sector or region.

Because the MSCI Europe, Australasia, and Far East Index ("MSCI EAFE Index") is perhaps the most widely recognized index of common stocks in foreign markets, it is believed to be an appropriate broad-based securities market index against which to compare the Fund's long-term investment performance. However, the Fund may invest in securities that are not included in the MSCI EAFE Index, and may reduce its exposure to market fluctuations when market conditions are unfavorable in the view of the investment manager. As a result, the Fund's investment returns may differ from the performance of major foreign and U.S. stock market indices, particularly over the short term.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Due to the investment program employed by the Fund and the types of securities in which it invests, the Fund is designed for investors who are investing for the long term.

The principal risks of the Fund are the risks generally associated with investing in stocks. General stock market movements will affect the prices of stocks in which the Fund invests and thus, the Fund's share price, on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events, or general economic conditions. The value of an individual stock may fluctuate due to conditions that are not specifically related to the particular company, such as investor perceptions of the company, its industry or domiciled country, or real or perceived adverse market and political conditions. Global economies and financial markets are increasingly interconnected. As a result, economic and political events within the U.S. or another country or region may adversely affect securities markets in other countries in which the Fund invests and the prices of securities held by the Fund that trade in these markets. In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board, as well as many foreign governments and their central banks, have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity in such markets and securities in which the Fund invests. The withdrawal of this support or investor perceptions that these actions are not succeeding could negatively affect financial markets generally. There is the risk that future actions by foreign governments or by the U.S. Government to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could result in increased volatility and less liquidity in U.S. financial markets and securities in which the Fund invests. Political events within the United States and abroad, including the U.S. Government's ongoing inability to implement a long-term budget and deficit reduction plan, uncertainty surrounding the sovereign debt of European Union members and the viability of the European Union, could negatively impact the financial markets and the performance of the Fund. In addition, international trade tensions and the implementation by the U.S. or other countries of tariffs (or other trade restrictions, including economic sanctions) may increase the volatility of or adversely affect the prices of securities held by the Fund and thus, adversely affect the Fund's investment performance.

The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential for appreciation in value of the securities in which the Fund invests. The investment program of the Fund includes the use of certain hedging strategies and techniques that are not employed by traditional mutual funds and there is no assurance that these strategies will be successful. The hedging strategies used to vary the Fund's exposure to general market fluctuations over the course of the market cycle may adversely impact the investment performance of the Fund, particularly during times when the stock market is generally rising. When the Fund is hedged against equity market fluctuations without also hedging against currency fluctuations, the Fund may still experience a loss if foreign currencies decline in value. Also, because the Fund's exposure to market fluctuations will vary depending on the investment manager's assessment of current stock market conditions in various foreign countries and geographic regions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns generally or within individual countries or geographic regions to a greater degree than other funds that do not employ these strategies. This is known as "tracking risk." For example, if the Fund has taken a defensive investment posture by hedging all or a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged and the Fund may experience a loss.

Because the Fund invests principally in the securities of foreign companies and U.S. companies that conduct significant activities or have significant assets outside the U.S., an investment in the Fund involves greater risks than an investment in a mutual fund that invests principally in the securities of U.S. companies. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs in foreign markets. Investments outside the U.S. may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Foreign economies may be less stable than the U.S. economy because of institutional weaknesses or economic dislocations and crises have occurred from time to time, both in developed and developing countries. Trading in foreign securities may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its share price. As a result, the value of the Fund's investment portfolio, and thus its share price, may be significantly affected on days when shareholders cannot buy or redeem shares of the Fund.

From time to time the Fund may maintain weightings in particular countries or geographic regions or in particular business sectors that deviate significantly from the weightings of those regions or sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular geographic regions or business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those regions or sectors than would be the case for mutual funds that do not emphasize investment in particular regions or sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share.

As of September 30, 2018, investments by the Fund in issuers in the United Kingdom represented 19.5% of the value of its stock portfolio and investments by the Fund in issuers in countries within the EU, including the United Kingdom, represented 53.8% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the United Kingdom opted to leave the EU, and in March 2017, the United Kingdom triggered the withdrawal procedures which began a period during which the terms of the United Kingdom's exit from the EU is being negotiated. As a consequence of this vote and the withdrawal process, there may be an extended period of political and economic uncertainty and market volatility in the United Kingdom, other EU countries, the European Economic Area and globally that could adversely impact the prices and liquidity of securities held by the Fund. If one or more other countries abandon the Euro or seek to withdraw from the EU, the value of the Fund's investments linked to the Euro and the value of its investments in issuers with significant operations in those countries could be adversely impacted.

As of September 30, 2018, the Fund had 19.3% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

Business sectors that the Fund may emphasize from time to time may include, but are not limited to, the Information Technology, Health Care and Consumer Discretionary sectors. The prices of securities of companies in the Information Technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products. Companies in the Health Care sector are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations. The prices of securities of companies in the Consumer Discretionary sector may be significantly affected adversely by, among other things, overall economic conditions, interest rates, consumer confidence and disposable income. As of September 30, 2018, the Fund had 25.1% of the value of its stock portfolio invested in stocks of companies in the Consumer Discretionary sector. As of such date, the Consumer Discretionary sector was the third largest sector in the MSCI EAFE Index, representing 12.2% of such Index.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the exposure of the Fund's stock portfolio are primarily intended to reduce the impact of general market fluctuations on the Fund's portfolio, but such techniques involve certain risks and may adversely impact the investment performance of the Fund. For example, a hedge might not actually correlate well to the price movements of the Fund's equity investments and may have an unexpected or undesirable result, such as a loss or a reduction in gains. The Fund may experience a loss even when it is "fully hedged," if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge. The Fund's hedging positions are primarily intended to provide a hedge against general movements in the foreign stock markets as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in geographical areas or industry sectors in the same proportion as such areas or sectors may be represented in any index. For this reason, the hedging strategies used by the Fund do not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular geographical areas or industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged. The use of these strategies may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund.

Various technologies are used by the investment manager and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund's operations (including services available to shareholders and the Fund's investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss. Similar types of risk are also present for the issuers of securities in which the Fund invests, which could adversely impact such issuers and cause the Fund's investments in these securities to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund's average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-HUSSMAN (1-800-487-7626)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hussmanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is –2.58%.

During the periods shown in the bar chart, the highest return for a quarter was 4.00% during the quarter ended June 30, 2015 and the lowest return for a quarter was –7.93% during the quarter ended March 31, 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Hussman Strategic International Fund | Hussman Strategic International Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSIEX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee (as a percentage of amount exchanged, if applicable)	rr_ExchangeFeeOverRedemption	1.50%
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[5]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	2.00%	[5]
One Year	rr_ExpenseExampleYear01	$ 203
Three Years	rr_ExpenseExampleYear03	714
Five Years	rr_ExpenseExampleYear05	1,253
Ten Years	rr_ExpenseExampleYear10	$ 2,724
Annual Return 2010	rr_AnnualReturn2010	4.65%
Annual Return 2011	rr_AnnualReturn2011	(3.93%)
Annual Return 2012	rr_AnnualReturn2012	(1.44%)
Annual Return 2013	rr_AnnualReturn2013	2.18%
Annual Return 2014	rr_AnnualReturn2014	(6.99%)
Annual Return 2015	rr_AnnualReturn2015	(0.78%)
Annual Return 2016	rr_AnnualReturn2016	(0.56%)
Annual Return 2017	rr_AnnualReturn2017	1.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.93%)
1 Year	rr_AverageAnnualReturnYear01	1.34%
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Hussman Strategic International Fund | After Taxes on Distributions | Hussman Strategic International Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	(1.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Hussman Strategic International Fund | After Taxes on Distributions and Sales | Hussman Strategic International Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Hussman Strategic International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Hussman Strategic Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

HUSSMAN STRATEGIC VALUE FUND (the "Fund") seeks to achieve total return through a combination of dividend income and capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.

Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE FUND'S FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment manager's contractual agreement to defer its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's portfolio will typically be fully invested in common stocks favored by Hussman Strategic Advisors, Inc., the Fund's investment manager, except for modest cash balances arising in connection with the Fund's day-to-day operations. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures, or effect short sales of exchange traded funds ("ETFs"), to reduce the exposure of the Fund's stock portfolio to the impact of general market fluctuations.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations, coupled with consideration of additional measures of financial stability. The primary consideration used in assessing a stock's valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the current dividend yield, and the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. It is expected that, under normal market conditions, dividend-paying stocks will generally represent at least 50% of the value of the Fund's stock portfolio. Measures of financial stability include the ability to sustain current dividend payments from earned net income, adequacy of working capital, ability to service debt from earned cash flows, stability of profit margins, analysis of price behavior, and other factors.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered by the investment manager are "valuation" and "market action." In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their current market prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold an unhedged, fully-invested position in common stocks in environments where the expected return from market risk is believed to be high, and may reduce or "hedge" the exposure of the Fund's stock portfolio to the impact of general market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or "hedging" market exposure may include buying put options on individual stocks or stock indices, writing covered call options on stocks which the Fund owns or call options on stock indices, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund's portfolio. In addition, the Fund may seek to hedge by effecting short sales of ETFs. The Fund may use these strategies to hedge up to 100% of the value of the stocks that it owns. However, the Fund may experience a loss even when the entire value of its stock portfolio is hedged if the returns of the stocks held by the Fund do not exceed the returns of the securities and financial instruments used to hedge. In addition, to the extent the Fund establishes hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of a market cycle. When market conditions are unfavorable in the view of the investment manager, the Fund may experience limited, zero, or possibly negative correlation with general market fluctuations for meaningful periods of time, and may experience a net loss of time-value on purchased options.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund's portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The primary intent of the Fund's hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include indices of U.S. stocks such as the Standard & Poor's 500 Index.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of U.S. common stocks, as well as a widely used benchmark for long-term investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund's long-term investment performance. However, the Fund may invest in securities that are not included in the S&P 500 Index, and may reduce its exposure to market fluctuations when market conditions are unfavorable in the view of the investment manager. As a result, the Fund's investment returns may differ from the performance of major stock market indices, particularly over the short term.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Due to the investment program employed by the Fund and the types of securities in which it invests, the Fund is designed for investors who are investing for the long term. The investment manager's focus on stocks having favorable valuations may cause the Fund to underperform other mutual funds if such stocks fall out of favor with the market.

The principal risks of the Fund are the risks generally associated with investing in stocks. General stock market movements will affect the prices of stocks in which the Fund invests and thus, the Fund's share price, on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events, or general economic conditions. The value of an individual stock may fluctuate due to conditions that are not specifically related to the particular company, such as investor perceptions of the company or its industry, or real or perceived adverse market and political conditions. Global economies and financial markets are increasingly interconnected. As a result, foreign economic and political events may adversely affect U.S. securities markets and the prices of securities held by the Fund. In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board, as well as many foreign governments and their central banks, have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity in such markets and securities in which the Fund invests. The withdrawal of this support or investor perceptions that these actions are not succeeding could negatively affect financial markets generally. There is the risk that future actions by foreign governments or by the U.S. Government to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could result in increased volatility and less liquidity in U.S. financial markets and securities in which the Fund invests. Political events within the United States and abroad, including the U.S. Government's ongoing inability to implement a long-term budget and deficit reduction plan, uncertainty surrounding the sovereign debt of European Union members and the viability of the European Union, could negatively impact the financial markets and the performance of the Fund. In addition, international trade tensions and the implementation by the U.S. or other countries of tariffs (or other trade restrictions, including economic sanctions) may increase the volatility of or adversely affect the prices of securities held by the Fund and thus, adversely affect the Fund's investment performance.

The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential for appreciation in value of the securities in which the Fund invests. The investment program of the Fund includes the use of certain hedging strategies and techniques that are not employed by traditional mutual funds and there is no assurance that these strategies will be successful. The hedging strategies used to vary the Fund's exposure to general market fluctuations over the course of the market cycle may adversely impact the investment performance of the Fund, particularly during times when the stock market is generally rising. Also, because the Fund's exposure to market fluctuations will vary depending on the investment manager's assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as "tracking risk." For example, if the Fund has taken a defensive investment posture by hedging all or a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged and the Fund may experience a loss.

From time to time the Fund may maintain weightings in particular business sectors that deviate significantly from the weightings of those sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share. Business sectors that the Fund may emphasize from time to time may include, but are not limited to, the Information Technology, Health Care and Consumer Discretionary sectors. The prices of securities of companies in the Information Technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products. Companies in the Health Care sector are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations. The prices of securities of companies in the Consumer Discretionary sector may be significantly affected adversely by, among other things, overall economic conditions, interest rates, consumer confidence and disposable income.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the exposure of the Fund's stock portfolio are primarily intended to reduce the impact of general market fluctuations on the Fund's portfolio, but such techniques involve certain risks and may adversely impact the investment performance of the Fund. For example, a hedge might not actually correlate well to the price movements of the Fund's stock investments and may have an unexpected or undesirable result, such as a loss or a reduction in gains. The Fund may experience a loss even when it is "fully hedged," if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge. The Fund's hedging positions are primarily intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index. For this reason, the hedging strategies used by the Fund do not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged. The use of these strategies may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund.

Various technologies are used by the investment manager and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund's operations (including services available to shareholders and the Fund's investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss. Similar types of risk are also present for the issuers of securities in which the Fund invests, which could adversely impact such issuers and cause the Fund's investments in these securities to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund's average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-HUSSMAN (1-800-487-7626)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hussmanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2018 is –1.81%.

During the periods shown in the bar chart, the highest return for a quarter was 5.47% during the quarter ended March 31, 2016 and the lowest return for a quarter was –3.93% during the quarter ended June 30, 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Hussman Strategic Value Fund | Hussman Strategic Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSVLX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee (as a percentage of amount exchanged, if applicable)	rr_ExchangeFeeOverRedemption	1.50%
Wire Transfer Fee	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.72%	[1]
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(4.38%)	[6]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.34%	[6]
One Year	rr_ExpenseExampleYear01	$ 136
Three Years	rr_ExpenseExampleYear03	1,314
Five Years	rr_ExpenseExampleYear05	2,474
Ten Years	rr_ExpenseExampleYear10	$ 5,303
Annual Return 2013	rr_AnnualReturn2013	6.81%
Annual Return 2014	rr_AnnualReturn2014	0.06%
Annual Return 2015	rr_AnnualReturn2015	(8.39%)
Annual Return 2016	rr_AnnualReturn2016	2.37%
Annual Return 2017	rr_AnnualReturn2017	(2.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.93%)
1 Year	rr_AverageAnnualReturnYear01	(2.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2012
Hussman Strategic Value Fund | After Taxes on Distributions | Hussman Strategic Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.96%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2012
Hussman Strategic Value Fund | After Taxes on Distributions and Sales | Hussman Strategic Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2012
Hussman Strategic Value Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception	rr_AverageAnnualReturnSinceInception	14.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 06, 2012

[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.
[2]	Reflects the amount of advisory fee deferrals for the current fiscal year.
[3]	The investment manager has contractually agreed that, until November 1, 2019, it will defer its investment advisory fees and/or absorb or reimburse Fund expenses until at least November 1, 2019 to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 1.15% of the Fund's average daily net assets. This limit on operating expenses was increased from 1.07% to 1.10% effective November 1, 2015; from 1.10% to 1.13% effective November 1, 2016; and from 1.13% to 1.15% effective November 1, 2018. Under the terms of this agreement, the investment manager may recover from the Fund advisory fees previously deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to exceed 1.07% per annum of the Fund's average daily net assets. The investment manager may agree to continue after November 1, 2019 the current arrangement to limit the Fund's expenses or to implement a similar arrangement, but it is not obligated to do so.
[4]	The investment manager has contractually agreed that, until November 1, 2019, it will defer its investment advisory fees and/or absorb or reimburse Fund expenses until at least November 1, 2019 to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 0.75% of the Fund's average daily net assets. This limit on operating expenses was increased from 0.63% to 0.68% effective November 1, 2014; from 0.68% to 0.70% effective November 1, 2015; from 0.70% to 0.73% effective November 1, 2016; and from 0.73% to 0.75% effective November 1, 2018. Under the terms of this agreement, the investment manager may recover from the Fund advisory fees previously deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to exceed 0.63% per annum of the Fund's average daily net assets. The investment manager may agree to continue after November 1, 2019 the current arrangement to limit the Fund's expenses or to implement a similar arrangement, but it is not obligated to do so.
[5]	The investment manager has contractually agreed that, until November 1, 2019, it will defer its investment advisory fees and/or absorb or reimburse Fund expenses until at least November 1, 2019 to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 2.00% of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund advisory fees previously deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, proved that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to exceed 2.00% per annum of the Fund's average daily net assets. The investment manager may agree to continue after November 1, 2019 the current arrangement to limit the Fund's expenses or to implement a similar arrangement, but it is not obligated to do so.
[6]	The investment manager has contractually agreed that, until November 1, 2019, it will defer its investment advisory fees and/or absorb or reimburse Fund expenses until at least November 1, 2019 to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 1.25% of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund advisory fees previously deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to exceed 1.25% per annum of the Fund's average daily net assets. The investment manager may agree to continue after November 1, 2019 the current arrangement to limit the Fund's expenses or to implement a similar arrangement, but it is not obligated to do so.